Put and Call Option Liabilities - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of put and call option liabilities [line items]
Put and call option liabilities	$ 169,218	$ 836,609
Share price	$ 4.73
Chalhoub
Disclosure of put and call option liabilities [line items]
Gain (loss) on remeasurement of put and call option liabilities	$ 174,600	156,100	$ (287,900)
Palm Angels
Disclosure of put and call option liabilities [line items]
Gain (loss) on remeasurement of put and call option liabilities		$ (11,300)
Percentage of asset acquisition		60.00%
Percentage of share capital, that does not own		40.00%
Gain (loss) on remeasurement of contingent consideration		$ (2,800)
Strategic Arrangement with Alibaba and Richemont
Disclosure of put and call option liabilities [line items]
Gain (loss) on remeasurement of put and call option liabilities	426,100	246,100
Alanui
Disclosure of put and call option liabilities [line items]
Gain (loss) on remeasurement of put and call option liabilities	(4,100)
Alanui S R L
Disclosure of put and call option liabilities [line items]
Gain (loss) on remeasurement of put and call option liabilities	$ (3,900)
Curiosity China
Disclosure of put and call option liabilities [line items]
Gain (loss) on remeasurement of put and call option liabilities			(900)
Put and Call Option Liabilities | Chalhoub
Disclosure of put and call option liabilities [line items]
Shareholding percentage related to put and call option	20.00%
Increase/Decrease in present value of put and call option liability	$ 174,600	156,100	$ 288,900
Put and Call Option Liabilities | Palm Angels
Disclosure of put and call option liabilities [line items]
Shareholding percentage related to put and call option	40.00%
Increase/Decrease in present value of put and call option liability	$ 42,400	11,400
Put and call option liabilities		144,600
Put and Call Option Liabilities | Strategic Arrangement with Alibaba and Richemont
Disclosure of put and call option liabilities [line items]
Increase/Decrease in present value of put and call option liability	$ 426,100	246,100
Put and call option liabilities		$ 744,200
Description of put-call option	allows each holder to either purchase a further 12.5% of Farfetch China after the third year of operations, and an additional option to potentially convert or require the conversion of the investment in Farfetch China to shares in Farfetch Limited, under specific conditions.
Further percentage that allows put-call option holder to purchase	12.50%
Revenue | Put and Call Option Liabilities | Palm Angels
Disclosure of put and call option liabilities [line items]
Shareholding percentage related to put and call option	10.00%
Related fair value remeasurement loss	$ 8,600